Notes Receivable - Valuation Assumptions (Details)	Sep. 30, 2022	Dec. 31, 2021
Probability | VIA Motors International, Inc.
Financing Receivable, Allowance for Credit Loss [Line Items]
Measurement input		0.90
Probability | Inobat
Financing Receivable, Allowance for Credit Loss [Line Items]
Measurement input	0.50	50
Yield rate | VIA Motors International, Inc.
Financing Receivable, Allowance for Credit Loss [Line Items]
Measurement input		0.040
Yield rate | Inobat
Financing Receivable, Allowance for Credit Loss [Line Items]
Measurement input	0.175	17.5